Subsequent Events - (Details) - USD ($)		1 Months Ended
	Oct. 13, 2021	Mar. 31, 2021
Term loan agreement
Subsequent Event [Line Items]
Amount of loan drawn	$ 10,000,000.0	$ 20,000,000.0
Number of warrants that becomes exercisable for no probable funding	123,302
Exercise price of warrants that became exercisable for no probable funding (USD per share)	$ 10.28
Subsequent event
Subsequent Event [Line Items]
Amount of loan drawn	$ 10.0
Number of warrants that becomes exercisable for no probable funding	123,302
Exercise price of warrants that became exercisable for no probable funding (USD per share)	$ 10.28